FINANCIAL RISK FACTORS - Foreign currency sensitivity (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
GBP
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 218	$ 2
Effect on profit before tax, reasonably possible decrease in risk component	$ (218)	$ (2)
CAD
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 368	$ 172
Effect on profit before tax, reasonably possible decrease in risk component	$ (368)	$ (172)